UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Blenheim Capital Management, L.L.C.

Address:   300 Connell Drive, Suite 5200
           Berkeley Heights, New Jersey 07922


Form 13F File Number: 28-12313


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joseph F. Esposito
Title:  Managing Director
Phone:  (732) 560-6246

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph F. Esposito             Berkeley Heights, New Jersey       5/15/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-122205        Summit Global Management, Inc.
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              27

Form 13F Information Table Value Total:  $      439,472
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AK STEEL HOLDING CORP           Common Stock   001547108  9144.00   400,000 SH       SOLE                  400,000      0    0
ALCOA INC COM                   Common Stock   013817101 20648.00 1,450,000 SH       SOLE                1,450,000      0    0
ALLEGHENY TECHNOLOGIES INC      Common Stock   01741R102  2700.00    50,000 SH       SOLE                   50,000      0    0
ALUMINA LTD SPONSORED ADR       ADR            022205108  2817.00   450,000 SH       SOLE                  450,000      0    0
ALUMINUM CORP CHINA LTD SPON    ADR            022276109  7722.00   300,000 SH       SOLE                  300,000      0    0
ANADARKO PETROLEUM CORP         Common Stock   032511107  1392.00    19,110 SH       SOLE                   19,110      0    0
APACHE CORP                     Common Stock   037411105   298.00     2,940 SH       SOLE                    2,940      0    0
BHP BILLITON LTD - SPON ADR     ADR            088606108 28514.00   355,000 SH       SOLE                  355,000      0    0
CENTURY ALUM CO COM             Common Stock   156431108 41968.00 3,050,000 SH       SOLE                3,050,000      0    0
CHART INDUSTRIES INC            Common Stock   16115Q308   221.00    11,025 SH       SOLE                   11,025      0    0
COSAN LTD-CLASS A SHARES        ADR            G25343107  4715.00   500,000 SH       SOLE                  500,000      0    0
DOW CHEM CO COM                 Common Stock   260543103 13307.00   450,000 SH       SOLE                  450,000      0    0
FREEPORT MCMORAN COPPER & GOLD  Common Stock   35671D857 68921.00   825,000 SH       SOLE                  825,000      0    0
INTERNATIONAL COAL GROUP INC    Common Stock   45928H106   168.00    36,750 SH       SOLE                   36,750      0    0
ISHARES TR FTSE XINHAU CHINA 25 Common Stock   464287184 16840.00   400,000 SH       SOLE                  400,000      0    0
ISHARES INC MSCI BRAZIL         Common Stock   464286400 36820.00   500,000 SH       SOLE                  500,000      0    0
MOSAIC CO/THE                   Common Stock   61945A107 15416.00   253,675 SH       SOLE                  253,675      0    0
OCCIDENTAL PETROLEUM CORP       Common Stock   674599105  5946.00    70,332 SH       SOLE                   70,332      0    0
POTASH CORP OF SASKATCHEWAN     Common Stock   73755L107 24133.00   202,204 SH       SOLE                  202,204      0    0
RIO TINTO PLC SPONSORED ADR     ADR            767204100 20122.00    85,000 SH       SOLE                   85,000      0    0
SEABRIDGE GOLD INC              Common Stock   811916105  3654.00   150,000 SH       SOLE                  150,000      0    0
TECK COMINCO LTD-CL B           Common Stock   878742204 35719.00   820,000 SH       SOLE                  820,000      0    0
THOMPSON CREEK METALS CO INC    Common Stock   884768102  7262.00   536,750 SH       SOLE                  536,750      0    0
TITANIUM METALS CORP            Common Stock   888339207  8295.00   500,000 SH       SOLE                  500,000      0    0
UNITED STATES STEEL CORP        Common Stock   912909108 41755.00   657,350 SH       SOLE                  657,350      0    0
VALE SA-SP ADR                  ADR            91912E105  9657.00   300,000 SH       SOLE                  300,000      0    0
WEYERHAEUSER CO                 Common Stock   962166104 11318.00   250,000 SH       SOLE                  250,000      0    0